LEASES	12 Months Ended
Mar. 31, 2023
LEASES

19. LEASES

The Group is a lessee and does not have any leases as a lessor.

All leases are accounted for by recognising a right-of-use asset and a lease liability except for:

●	Leases of low value assets; and

●	Leases with a duration of 12 months or less.

The Group has leases for its offices. Each lease is reflected on the balance sheet as a right-of-use asset and a lease liability. The Group does not have leases of low value assets. Variable lease payments which do not depend on an index or a rate (such as lease payments based on a percentage of Group sales) are excluded from the initial measurement of the lease liability and asset. The Group classifies its right-of-use assets in a consistent manner to its property, plant and equipment.

For leases over office buildings and factory premises the Group must keep those properties in a good state of repair and return the properties in their original condition at the end of the lease.

During the year to March 31, 2022, the Group entered into new lease agreement on its existing office. The new leases has a term shorter than 12 months, so the Group has applied the exemption allowed by paragraph 5a in IFRS 16 in respect of short term leases.

Right-of-use assets	Property $
At 1 April 2022	-
Derecognition of right of use asset	-
Impact of Foreign exchange	-
At 31 March 2023	-

$
At 1 April 2021	98,579
Derecognition of right of use asset	(97,553)
Impact of Foreign exchange	(1,026)
At 31 March 2022	-

Lease Liabilities	31 March 2023	31 March 2022
	$	$
At 1 April	-	98,760
Interest expense	-
Lease payments	-	-
Impact of foreign exchange	-	(1,207)
Derecognition of lease liability	-	(97,553)
Early Termination write off	-	-
Additions	-	-
Interest expense	-	-
Lease payments	-	-
	-	-

Operating leases

At March 31, 2023 and March 31, 2022, the company had annual commitments under non-cancellable operating leases:

Operating leases which expire:	31 March 2023	31 March 2022
	$	$
Within one year	-	18,713

	-	18,713